Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,919,200
Previously Paid Amount	0.00
Total Fee Amount	4,684.24
Total Offset Amount	0.00
Net Fee	4,684.24
Narrative - Max Aggregate Offering Price	$ 33,919,200
Final Prospectus	true